Long Term Debt - Project Level Secured Term Loans - Restricted Cash - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Debt Disclosure [Abstract]
Cash reserve maintained with bank	₨ 906	$ 12.4	₨ 936